Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 17,676,885	$ 14,563,517
Restricted cash	2,425,000	18,865,000
Trade receivables, net	2,060,453	851,157
Other receivables	729,766	827,330
Prepaid expenses	445,604	603,106
Due from related parties	2,508,195	923,695
Inventories	920,013	823,759
Loan to affiliate	4,000,000	0
Marketable securities	567,288	0
Total current assets	31,333,204	37,457,564
Fixed assets
Vessels, net	298,376,440	268,608,363
Advances for vessel acquisitions and vessels under construction	49,592,684	63,450,706
Other fixed assets, net	497,619	510,042
Total fixed assets, net	348,466,743	332,569,111
Investment in affiliate	19,987,743	38,805,802
Loan to affiliate	10,000,000	15,000,000
Other assets	2,602,212	2,106,460
Restricted cash	7,585,000	6,135,000
Total Assets	419,974,902	432,073,937
Current liabilities
Trade accounts payable	2,597,253	2,359,131
Accrued expenses	2,109,952	2,227,143
Due to related parties	84,705	0
Interest rate swaps	1,185,719	2,630,574
Deferred income	1,567,007	1,080,997
Current portion of long-term debt	14,427,250	32,189,000
Total current liabilities	21,971,886	40,486,845
Long-term liabilities
Long-term debt	181,114,926	169,096,000
Interest rate swaps	1,367,577	1,266,945
Total long-term liabilities	182,482,503	170,362,945
Total Liabilities	204,454,389	210,849,790
Commitments and Contingencies	0	0
Shareholders' Equity
Preferred shares, $0.001 par value; 25,000,000 authorized; none issued and outstanding	0	0
Class A common shares, $0.001 par value; 750,000,000 authorized; 6,089,826 and 11,001,403 issued and outstanding at December 31, 2011 and 2012, respectively	11,001	6,090
Class B common shares, $0.001 par value; 5,000,000 authorized; none issued and outstanding	0	0
Additional paid-in capital	460,094,256	447,618,572
Accumulated other comprehensive loss	(627,104)	0
Accumulated deficit	(243,957,640)	(226,400,515)
Total Shareholders' Equity	215,520,513	221,224,147
Total Liabilities and Shareholders' Equity	$ 419,974,902	$ 432,073,937